UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Orange Capital, LLC
Address: 1370 Avenue of the Americas, 23rd Floor
         New York, New York 10019

Form 13F File Number: 028-12816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6040


Signature, Place and Date of Signing:

/s/ Daniel Lewis                  New York, NY                 May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $720,515
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------
1.         028-12817                 Orange Capital Master I, Ltd.


                                                 FORM 13F INFORMATION TABLE
                                                     ORANGE CAPITAL, LLC
                                                        May 15, 2013


COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 --------        -----      --------  -------   --- ----  ----------  --------  ----     ------  ----
AMERICAN RLTY CAP PPTYS INC    COM             02917T104   37,681   2,566,855 SH        DEFINED     1         2,566,855
CAESARS ENTMT CORP             COM             127686103    6,996     441,113 SH        DEFINED     1           441,113
CASEYS GEN STORES INC          COM             147528103   35,147     602,860 SH        DEFINED     1           602,860
DENNYS CORP                    COM             24869P104   10,819   1,875,000 SH        DEFINED     1         1,875,000
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD  38045R107    8,366   1,406,029 SH        DEFINED     1         1,406,029
HANESBRANDS INC                COM             410345102   45,787   1,004,989 SH        DEFINED     1         1,004,989
INTERCONTINENTALEXCHANGE INC   COM             45865V100   26,806     164,386 SH        DEFINED     1           164,386
INTERNATIONAL GAME TECHNOLOG   COM             459902102    6,903     418,389 SH        DEFINED     1           418,389
ISHARES TR                     RUSSELL 2000    464287655   94,260   1,000,000     PUT   DEFINED     1         1,000,000
LAMAR ADVERTISING CO           CL A            512815101   57,145   1,175,572 SH        DEFINED     1         1,175,572
MARKET VECTORS ETF TR          OIL SVCS ETF    57060U191   34,352     800,000     PUT   DEFINED     1           800,000
NASDAQ OMX GROUP INC           COM             631103108   37,956   1,175,103 SH        DEFINED     1         1,175,103
SELECT SECTOR SPDR TR          SBI INT-FINL    81369Y605  118,235   6,500,000     PUT   DEFINED     1         6,500,000
SINCLAIR BROADCAST GROUP INC   CL A            829226109    7,804     385,585 SH        DEFINED     1           385,585
SPECTRUM BRANDS HLDGS INC      COM             84763R101   33,582     593,428 SH        DEFINED     1           593,428
STRATEGIC HOTELS & RESORTS I   COM             86272T106   62,291   7,459,964 SH        DEFINED     1         7,459,964
SUNCOKE ENERGY INC             COM             86722A103   57,414   3,515,873 SH        DEFINED     1         3,515,873
TRANSOCEAN LTD                 REG SHS         H8817H100   38,970     750,000 SH        DEFINED     1           750,000


SK 25085 0001 1372516